QUARTERLY RESULTS (UNAUDITED) - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data [Abstract]
Revenue	$ 848,819	$ 788,377	$ 726,361	$ 684,124	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 3,047,681	$ 2,705,801	$ 2,533,048
Cost of revenue	249,122	207,643	178,639	179,327	152,506	158,161	149,725	139,848	814,731	600,240	501,152
Operating loss	(24,366)	(128,626)	(107,019)	(312,338)	(16,408)	13,912	(13,770)	(34,183)	(572,349)	(50,449)	35,835
Net (loss) earnings	507,360	185,861	(94,064)	(330,571)	5,457	18,378	22,021	(13,673)	268,586	32,183	292,371
Net (loss) earnings attributable to IAC shareholders	$ 509,125	$ 184,917	$ (96,117)	$ (328,199)	$ 6,887	$ 16,466	$ 13,789	$ (14,247)	$ 269,726	$ 22,895	$ 246,772
Per share information attributable to IAC shareholders:
Basic earnings per share (USD per share)	$ 5.96	$ 2.17	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 3.16	$ 0.27	$ 2.90
Diluted earnings per share (USD per share)	$ 5.59	$ 2.04	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 2.97	$ 0.27	$ 2.90
Stock-based compensation expense									$ 197,220	$ 134,338	$ 148,405
Impairment of equity securities without readily determinable fair value	$ 51,500			$ 51,500					51,500
Impairment of note receivable and warrant				7,500					7,500
Unrealized gain on investment in MGM Resorts International									840,550	$ 0	$ 0
MGM
Per share information attributable to IAC shareholders:
Unrealized gain on investment in MGM Resorts International	439,600	$ 227,700	$ (24,700)						$ 840,500
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Per share information attributable to IAC shareholders:
Goodwill impairment loss, net of tax		53,200		208,900
Impairment of intangible assets		8,300		16,400
HomeAdvisor
Per share information attributable to IAC shareholders:
Stock-based compensation expense		4,100	$ 2,700	$ 8,900	$ 5,700	$ 5,700	$ 6,300	$ 7,400
Match Group
Per share information attributable to IAC shareholders:
Stock-based compensation expense	$ 1,500	$ 40,700